Investment Strategy - Simplify Gold Strategy ETF	Aug. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The adviser seeks to fulfill the Fund’s investment objective by using two strategies: (1) a gold strategy, and (2) an income generating strategy.

Gold Strategy

The adviser seeks capital appreciation through a gold strategy. Under normal market conditions, at the start of each quarter, the adviser selects gold related instruments so that the total value of economic exposure to gold is approximately 100% to 200% of the net assets of the Fund. The adviser uses a proprietary economic model to establish gold exposure along the 100% to 200% continuum. The proprietary model uses historical data to identify price and volatility trends and then predict current market behavior. The adviser increases or decreases gold exposure based on the direction of the trends. The adviser expects to adjust this exposure quarterly. However, the adviser will rebalance more frequently, if needed, to comply with the Investment Company Act of 1940 and its regulations related to derivatives. The gold related instruments in which the Fund invests are gold futures, US exchange-traded products with direct exposure to gold (“Gold ETPs”), US exchange-traded funds with indirect exposure to gold primarily through gold futures, options, or other derivative instruments (“Gold ETFs”), and options and swaps linked to Gold ETFs and Gold ETPs as well as swaps and options on gold. The adviser selects the instrument or instruments it believes present the most economically efficient means to capture gold returns. The adviser may reallocate among instruments when one becomes more economically efficient.

Gold Futures and Swaps

Gold futures are intended to track, although not lockstep, the price of gold. The Fund invests in standardized gold futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission, such as the Commodity Exchange Inc. (commonly known as COMEX), which is a part of the Chicago Mercantile Exchange Group. The value of gold futures is determined by reference to 100 troy ounces of gold subject to an assay minimum of 995 fineness (i.e. 99.5% pure). The adviser invests primarily in front-month gold futures. Front-month gold futures contracts are those contracts with the shortest time to maturity. The adviser will roll futures contracts prior to their expiration into a contract with a longer maturity, although this does not produce rebalancing.

The Fund may also gain exposure to gold by entering into swap agreements that use gold, a Gold ETF or Gold ETP as the reference asset. A swap agreement is a two-party contract entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The swap agreements entered into by the Fund may provide exposure to a single Gold ETF and/or Gold ETP, multiple Gold ETPs and/or Gold ETFs, or solely to gold. The particular Gold ETF or Gold ETP used as the reference asset for one or more of the Fund’s swap agreements may change at any time based on a variety of factors, including market conditions, counterparty terms, and the liquidity, performance, and fees of those Gold ETFs and Gold ETPs.

Gold ETPs and Gold ETFs

Gold ETPs are investment vehicles that track the price of gold by directly holding actual gold (called “spot”) as their underlying asset while Gold ETFs primarily invest in gold futures, options, swaps, or other derivative instruments to gain exposure to gold. The Gold ETPs and Gold ETFs trade on a U.S.-regulated securities exchange. Unlike Gold ETFs, Gold ETPs are not registered as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). The adviser selects specific Gold ETPs and Gold ETFs that it believes offer sufficient liquidity and relatively low expenses.

Options on Gold, Gold Futures, Gold ETFs and Gold ETPs

In effectuating the Fund’s gold strategy, the Fund may purchase call options contracts that utilize gold, gold futures, a Gold ETF or Gold ETP as the reference asset. To implement the gold options strategy, the Fund invests in over-the-counter options on gold and traditional exchange-traded options on gold futures, Gold ETFs, Gold ETPs, or an index of Gold ETPs and/or FLexible EXchange® options (“FLEX Options”) that utilize a Gold ETF or Gold ETP as the reference asset. The Fund will close out over-the-counter options on gold prior to expiration so that it does not take delivery of gold. The Fund expects to primarily invest in options contracts that are listed, traded and cleared on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

Option Strategy

The adviser seeks additional capital gains through an option strategy. However, gains from written option premiums are often referred to as income. The option strategy consists of an exchange-traded and over-the-counter (“OTC”) put and call buying and writing strategy on instruments linked to gold. A call option gives the owner the right, but not the obligation, to buy a security, index future, ETF, or reference asset at a specified price (strike price) within a specific time period. A put option gives the owner the right, but not the obligation, to sell index futures or sell a security, index future, ETF, or reference asset at a specified price (strike price) within a specific time period. The adviser focuses on creating synthetic-type exposure to gold by writing put options and buying call options on gold-linked reference assets. This paired (or two-leg) option strategy is referred to in option industry parlance as a “risk reversal” strategy.

Risk Reversal

A risk reversal strategy involves buying an out-of-the-money call and selling an out-of-the-money put. For example, if the reference asset price is currently $100, the Fund might buy a call at the $105 strike price and sell an out-of-the-money put at the $95 strike price. The initial cost of the strategy would be small and may potentially provide a net credit. If the reference asset price at expiration is above the $105 strike, the Fund would begin to profit at a one-to-one ratio and the written put would expire worthless. If the reference asset price goes below the $95 strike, the Fund would begin to lose at the same one-to-one ratio and the purchased call would expire worthless. In terms of return profile, it is similar to being long the gold-linked instrument, but at a much lower initial cost.

Generally, the adviser selects among the options linked strategies based upon its evaluation of relative value based on cost, strike price (price that the optioned asset can be bought or sold by the option holder) and maturity (the last date the option contract is valid) and will exercise or close the options based on approaching maturity or opportunistic portfolio rebalancing. The Fund anticipates purchasing and selling options on a weekly, monthly, quarterly, and annual basis, depending upon the adviser’s strategy outlook and the individual option expiration dates. However, the Fund may adjust its option portfolio on a more frequent basis for a number of reasons such as if market volatility renders the return profile provided by the option strategy less effective or ineffective or an option position has appreciated to the point that it is prudent to decrease the Fund’s exposure and realize gains for the Fund’s shareholders. While the option strategy is intended to improve the Fund’s performance, there is no guarantee that it will do so.

The Fund is deemed to be concentrated because it holds the economic equivalent of more than 25% of its net assets in gold futures contracts.

Income Generating Strategy

To the extent Fund assets are not consumed by the gold strategy and to serve as collateral for certain derivative positions, the adviser deploys assets through an income strategy focused on high-quality short-term debt instruments. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds (including affiliated money market ETFs); (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default.

Subsidiary

The Fund expects to gain exposure to certain gold related instruments such as futures and certain options markets by investing up to 25% of its assets in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s investment adviser. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is not subject to all of the investor protections of the 1940 Act. The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to certain gold related instruments such as gold futures and certain options markets in accordance with applicable rules and regulations.

The Fund, by investing in the Subsidiary when viewed together with the Fund, will operate as though it is subject to the protections offered to investors in registered investment companies with respect to Sections 8 and 18 of the 1940 Act (regarding investment policies, capital structure and leverage), Section 15 of the 1940 Act (regarding investment advisory contracts) and Section 17 of the 1940 Act (regarding affiliated transactions and custody). The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders. The Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as the sole shareholder of the Subsidiary. Also, the adviser in managing the Subsidiary’s investment portfolio, is subject to the same investment restrictions and operational guidelines that apply to the management of the Fund, when viewed on a consolidated basis.

The Fund is a “commodity pool” under the U.S. Commodity Exchange Act (“CEA”), and the adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund under CFTC and Securities and Exchange Commission (“SEC”) harmonized regulations. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” Fund.